Consolidated Balance Sheets (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	CAD 220,320	CAD 204,860
Common shares, authorized	unlimited	unlimited
Common shares, issued (in shares)	28,070,150	30,518,907
Common shares, outstanding (in shares)	28,070,150	30,518,907
Treasury shares (in shares)	2,617,926	2,213,247